INVENTORY (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventory [Line Items]
Inventory write-off	$ 214,225	$ 260,040	$ 117,403
Cost of goods sold [Member]
Disclosure Of Inventory [Line Items]
Direct material costs recognized as expense	$ 4,915,574	$ 4,695,464	$ 3,091,973